MATERlAL ACCOUNTlNG POLlClES	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
MATERlAL ACCOUNTlNG POLlClES

2.	MATERlAL ACCOUNTlNG POLlClES

Basis of Preparation

The Interim Financial Statements as at March 31, 2026, and for the three months then ended have been prepared in accordance with International Accounting Standard (“IAS 34”) Interim Financial Reporting. The Interim Financial Statements should be read in conjunction with the Company’s Audited Financial Statements for the year ended December 31, 2025. Selected explanatory notes are included in the Interim Financial Statements to explain events and transactions that are significant to an understanding of the changes in the Company’s financial position and performance since the last audited financial statements.

These interim financial statements have been prepared on an accrual basis and are based on historical cost basis except for a certain financial instrument which is measured at their fair value.

The Interim Financial Statements of the Company are presented in Canadian dollars unless otherwise indicated, the reporting currency of the Company.

Significant management judgement in applying accounting policies and estimation uncertainty

When preparing the condensed interim financial statements, management makes a number of judgements, estimates and assumptions about the recognition and measurement of assets, liabilities, income and expenses. The actual results may differ from the judgments, estimates and assumptions made by management and will seldom equal the estimated results.

The judgments, estimates and assumptions applied in the condensed interim financial statements, including the key sources of estimation uncertainty, were the same as those applied in the Company’s last annual financial statements for the year ended December 31, 2025.

Material Accounting Policies

Material accounting policies applied to these Interim Financial Statements are the same as those applied and disclosed in the Company’s audited consolidated financial statements for the year ended December 31, 2025.